Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Information relating to loans

Information relating to loans at December 31 is summarized as follows:

	2012	2011
	(In thousands)
Construction and land development	$60,736	$49,184
Commercial real estate	486,828	508,353
Residential real estate	569,331	546,246
Commerical and financial	61,903	53,105
Consumer	46,930	50,611
Other	353	575

NET LOAN BALANCES	$1,226,081	$1,208,074

(1)	Net loan balances at December 31, 2012 and 2011 include deferred costs of $1,530,000 and $1,632,000, respectively.

The contractual aging of the recorded investment in past due loans

The following tables present the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

December 31, 2012	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$7	$0	$0	$1,342	$59,387	$60,736
Commercial real estate	832	5	0	17,234	468,757	486,828
Residential real estate	1,179	1,377	1	22,099	544,675	569,331
Commerical and financial	41	0	0	0	61,862	61,903
Consumer	109	0	0	280	46,541	46,930
Other	0	0	0	0	353	353

Total	$2,168	$1,382	$1	$40,955	$1,181,575	$1,226,081

December 31, 2011	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$6	$215	$0	$2,227	$46,736	$49,184
Commercial real estate	836	0	0	13,120	494,397	508,353
Residential real estate	2,979	607	0	12,555	530,105	546,246
Commerical and financial	80	0	0	16	53,009	53,105
Consumer	246	74	0	608	49,683	50,611
Other	0	0	0	0	575	575

Total	$4,147	$896	$0	$28,526	$1,174,505	$1,208,074

The risk category, class of loans and the recorded investment

The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2012 and 2011:

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2012	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$54,994	$414,023	$527,891	$61,123	$45,907	$1,103,938
Special mention	1,717	12,137	1,686	587	450	16,577
Substandard	0	22,180	36	193	256	22,665
Doubtful	0	0	0	0	0	0
Nonaccrual	1,342	17,234	22,099	0	280	40,955
Pass-Troubled debt restructures	2,103	6,513	0	0	0	8,616
Troubled debt restructures	580	14,741	17,619	0	390	33,330

	$60,736	$486,828	$569,331	$61,903	$47,283	$1,226,081

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2011	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$42,899	$387,161	$505,316	$51,375	$49,299	$1,036,050
Special mention	802	57,334	5,529	1,445	523	65,633
Substandard	90	5,558	133	168	305	6,254
Doubtful	0	0	0	0	0	0
Nonaccrual	2,227	13,120	12,555	16	608	28,526
Troubled debt restructures	3,166	45,180	22,713	101	451	71,611

	$49,184	$508,353	$546,246	$53,105	$51,186	$1,208,074